Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Table [Abstract]
Reconciliation Of Assets From Segment To Consolidated Text Block

	Years Ended December 31,
	2011	2010	2009
Investment Management
Revenues (a)	$242,647	$191,890	$155,119
Operating expenses (a)	(157,544)	(133,682)	(110,160)
Other, net (b)	23,866	7,026	7,913
Provision for income taxes	(34,971)	(23,661)	(21,813)
Income from continuing operations attributable to W. P. Carey members	$73,998	$41,573	$31,059
Real Estate Ownership (c)
Revenues	$93,762	$77,964	$73,262
Operating expenses	(63,967)	(42,051)	(39,594)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	61,713	25,662	13,037
Provision for income taxes	(2,257)	(2,161)	(980)
Income from continuing operations attributable to W. P. Carey members	$67,331	$43,689	$31,263
Total Company
Revenues (a)	$336,409	$269,854	$228,381
Operating expenses (a)	(221,511)	(175,733)	(149,754)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	85,579	32,688	20,950
Provision for income taxes	(37,228)	(25,822)	(22,793)
Income from continuing operations attributable to W. P. Carey members	$141,329	$85,262	$62,322

Schedule of Segment Long Lived Assets to Consolidated Assets

	Total Long-Lived Assets		Total Assets
	at December 31, (d)		at December 31,
	2011	2010	2011	2010
Investment Management	$2,593	$3,730	$128,557	$123,921
Real Estate Ownership	1,217,931	946,975	1,334,066	1,048,405
Total Company	$1,220,524	$950,705	$1,462,623	$1,172,326

Schedule Of International Investment By Segment [Table Text Block]

Year Ended December 31, 2011	Domestic	Foreign (a)	Total
Revenues	$84,033	$9,729	$93,762
Operating expenses	(59,108)	(4,859)	(63,967)
Interest expense	(20,225)	(1,695)	(21,920)
Other, net (b)	55,537	6,176	61,713
Provision for income taxes	(2,149)	(108)	(2,257)
Income from continuing operations attributable to W. P. Carey members	$58,088	$9,243	$67,331
Total assets	$1,258,544	$75,522	$1,334,066
Total long-lived assets	$1,151,845	$66,086	$1,217,931

Year Ended December 31, 2010	Domestic	Foreign (a)	Total
Revenues	$70,258	$7,706	$77,964
Operating expenses	(38,309)	(3,742)	(42,051)
Interest expense	(13,983)	(1,742)	(15,725)
Other, net (b)	21,719	3,943	25,662
Provision for income taxes	(2,131)	(30)	(2,161)
Income from continuing operations attributable to W. P. Carey members	$37,554	$6,135	$43,689
Total assets	$965,418	$82,987	$1,048,405
Total long-lived assets	$877,849	$69,126	$946,975

Year Ended December 31, 2009	Domestic	Foreign (a)	Total
Revenues	$65,289	$7,973	$73,262
Operating expenses	(37,175)	(2,419)	(39,594)
Interest expense	(12,411)	(2,051)	(14,462)
Other, net (b)	7,248	5,789	13,037
Provision for income taxes	(17)	(963)	(980)
Income from continuing operations attributable to W. P. Carey members	$22,934	$8,329	$31,263
Total assets	$900,431	$64,865	$965,296
Total long-lived assets	$836,549	$47,911	$884,460